Other Long-Term Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other Long-Term Assets
Deposit for land use rights (Note a)			¥ 458,447
Prepayment for investments (Note b)		¥ 240,000	895
Long term trade receivables (Note c)		63,872
Others		62,888	51,479
Total	$ 56,370	¥ 366,760	¥ 510,821
Equity method ownership interest percentage	16.00%	16.00%
Maximum
Other Long-Term Assets
Number of instalment payment	18 months